Deposits	12 Months Ended
Sep. 30, 2013
Deposits [Abstract]
Deposits

6. DEPOSITS

Deposits at September 30, 2013 and 2012 are summarized as follows:

	2013			2012
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Checking	$655,933	0.04%	14.2%	$606,504	0.04%	13.3%
Savings	283,169	0.13	6.1	260,933	0.11	5.8
Money market	1,128,604	0.23	24.5	1,110,962	0.25	24.4
	2,067,706	0.16	44.8	1,978,399	0.17	43.5

Certificates of deposit:
0.00 – 0.99%	1,179,921	0.48	25.6	1,005,724	0.55	22.1
1.00 – 1.99%	852,258	1.40	18.5	800,745	1.44	17.6
2.00 – 2.99%	476,003	2.54	10.3	663,985	2.51	14.6
3.00 – 3.99%	35,014	3.09	0.8	95,765	3.21	2.1
4.00 – 4.99%	544	4.38	--	6,025	4.50	0.1
Total certificates of deposit	2,543,740	1.21	55.2	2,572,244	1.44	56.5
	$4,611,446	0.74%	100.0%	$4,550,643	0.89%	100.0%

The following table presents scheduled maturities of our certificates of deposit, along with associated weighted average rates, as of September 30, 2013:

	Amount	Rate
	(Dollars in thousands)
2014	$1,206,095	0.90%
2015	676,365	1.61
2016	348,641	1.36
2017	208,806	1.36
2018	102,422	1.39
Thereafter	1,411	1.92
	$2,543,740	1.21%

The following table presents interest expense on deposits for the years presented.

	Year Ended September 30,
	2013	2012	2011
	(Dollars in thousands)
Checking	$244	$421	$441
Savings	284	408	1,225
Money market	2,446	3,457	5,307
Certificates	33,842	41,884	56,595
	$36,816	$46,170	$63,568

The amount of noninterest-bearing deposits was $150.2 million and $132.5 million as of September 30, 2013 and 2012, respectively.  Certificates of deposit with a minimum denomination of $100 thousand were $928.1 million and $865.4 million as of September 30, 2013 and 2012, respectively.  Deposits in excess of $250 thousand may not be fully insured by the FDIC.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was $138 thousand and $123 thousand as of September 30, 2013 and 2012, respectively.